LEASES - Narrative (Details)	1 Months Ended			12 Months Ended
	Jan. 31, 2019 suezmax_tanker	Sep. 30, 2018 large_range_2_tanker	Jul. 31, 2018 suezmax_tanker	Dec. 31, 2019 USD ($) suezmax_tanker	Dec. 31, 2018 USD ($) vessel large_range_2_tanker	Dec. 31, 2017 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2019 large_range_2_tanker	Aug. 31, 2019 vessel
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessel												5
Lease term				2 years
Lease expense				$ 11,200,000	$ 23,200,000	$ 21,200,000
Payments for operating leases				$ 10,800,000
Operating lease, weighted average discount rate										3.90%
Operating lease, weighted average remaining lease term				4 years
Number of assets chartered, fixed rate					1			1			1
Number of assets chartered, index linked				2	0
Ship operating expense
Lessee, Lease, Description [Line Items]
Non-lease component				$ 6,600,000
Charter hire expense
Lessee, Lease, Description [Line Items]
Lease expense				8,500,000
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense				$ 2,700,000
Ship Finance Leased Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessel					3		3
Trafigura Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessel					0		5
Other Leased Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, operating leases | vessel					2		2
Vessels Chartered To Trafigura
Lessee, Lease, Description [Line Items]
Number of assets chartered, fixed rate							5	5
Duration of time charter				3 years
Time charter daily rate, revenue									$ 28,400
Profit share percentage										50.00%
Assets Leased to Others
Lessee, Lease, Description [Line Items]
Vessels					$ 158,800,000				239,400,000
Accumulated depreciation					12,300,000				$ 47,800,000
July 2018 Lease Arrangement
Lessee, Lease, Description [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | suezmax_tanker			1
Revenue on index linked time charters				$ 5,200,000	2,700,000
Profit share income				1,600,000
September 2018 Lease Arrangement
Lessee, Lease, Description [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | large_range_2_tanker		1
Revenue on index linked time charters				5,000,000	$ 2,400,000
January 2019 Lease Arrangement
Lessee, Lease, Description [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements | suezmax_tanker	1
Profit share income				$ 0